Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1) (2)	Average Summary Compensation Table Total for Non-PEO NEO(1)(3)	Average Compensation Actually paid to Non-PEO NEOs(1) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (Loss)(6)
2025	$640,989	$479,382	$851,346	$857,640	$100.35	$1,265,553
2024	$607,815	$326,077	$490,428	$353,325	$93.01	$(3,786,597)
2023	$1,380,334	$1,300,501	$694,511	$591,466	$71.33	$571,623

(1)	For fiscal years 2025, 2024 and 2023, Roy W. Olivier served as our principal executive officer (PEO). Our non-PEO NEOs for fiscal year 2025 were William Nurthen and Sefton Cohen. Our non-PEO NEOs for fiscal year 2024 were William Nurthen and Scott Ahlberg. Our non-PEO NEOs for fiscal year 2023 were William Nurthen and Peter Derycz.

(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO	Deduction of Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2025	$640,989	$0	$(161,607)	$479,382
2024	$607,815	$0	$(281,738)	$326,077
2023	$1,380,334	$(857,000)	$777,167	$1,300,501

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock awards” and “Option awards” columns in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$0	$(219,171)	$0	$57,564	$(161,607)
2024	$0	$(291,397)	$0	$9,659	$(281,738)
2023	$857,000	$(79,833)	$0	$0	$777,167

(3)	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year.

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 1:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduction of Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$851,346	$(388,620)	$394,914	$857,640
2024	$490,428	$(55,600)	$(81,503)	$353,325
2023	$694,511	$(268,063)	$165,018	$591,466

(a)  The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2025	$212,500	$(100,577)	$273,020	$9,971	$394,914
2024	$44,480	$(152,960)	$14,600	$12,377	$(81,503)
2023	$268,063	$(109,227)	$0	$6,182	$165,018

25

(5)	Cumulative total stockholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period, by the Company’s share price at the beginning of the measurement period. Represents the value on the last trading day of each of 2025, 2024 and 2023 of an investment of $100 in our common stock on the last trading day of 2022.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	For fiscal years 2025, 2024 and 2023, Roy W. Olivier served as our principal executive officer (PEO). Our non-PEO NEOs for fiscal year 2025 were William Nurthen and Sefton Cohen. Our non-PEO NEOs for fiscal year 2024 were William Nurthen and Scott Ahlberg. Our non-PEO NEOs for fiscal year 2023 were William Nurthen and Peter Derycz.

PEO Total Compensation Amount	$ 640,989	$ 607,815	$ 1,380,334
PEO Actually Paid Compensation Amount	$ 479,382	326,077	1,300,501
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO	Deduction of Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2025	$640,989	$0	$(161,607)	$479,382
2024	$607,815	$0	$(281,738)	$326,077
2023	$1,380,334	$(857,000)	$777,167	$1,300,501
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock awards” and “Option awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$0	$(219,171)	$0	$57,564	$(161,607)
2024	$0	$(291,397)	$0	$9,659	$(281,738)
2023	$857,000	$(79,833)	$0	$0	$777,167

Non-PEO NEO Average Total Compensation Amount	$ 851,346	490,428	694,511
Non-PEO NEO Average Compensation Actually Paid Amount	$ 857,640	353,325	591,466
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 1:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduction of Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$851,346	$(388,620)	$394,914	$857,640
2024	$490,428	$(55,600)	$(81,503)	$353,325
2023	$694,511	$(268,063)	$165,018	$591,466

(a)  The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2025	$212,500	$(100,577)	$273,020	$9,971	$394,914
2024	$44,480	$(152,960)	$14,600	$12,377	$(81,503)
2023	$268,063	$(109,227)	$0	$6,182	$165,018

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Total Stockholder Return

During fiscal years 2023, 2024 and 2025, compensation actually paid to our PEO decreased from $1,300,501 in fiscal year 2023 to $326,077 in fiscal year 2024, followed by an increase in fiscal year 2025 to $479,382 for Mr. Olivier, and average compensation actually paid to our named executive officers other than our PEO decreased from $591,466 in fiscal year 2023 to $353,325 in fiscal year 2024, followed by an increase in fiscal year 2025 to $857,640. Over the same period, the value of an investment of $100 in our common stock on the last trading day of 2022 increased by $9.09 to $71.33 during fiscal year 2023, increased by $21.68 to $93.01 during fiscal year 2024, and increased by $7.34 during fiscal year 2025, for a total increase over fiscal year 2023, 2024 and 2025 of $38.11.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss/Income

During fiscal years 2023, 2024 and 2025, compensation actually paid to our PEO decreased from $1,300,501 in fiscal year 2023 to $326,077 in fiscal year 2024, followed by an increase in fiscal year 2025 to $479,382 for Mr. Olivier, and average compensation actually paid to our named executive officers other than our PEO decreased from $591,466 in fiscal year 2023 to $353,325 in fiscal year 2024, followed by an increase in fiscal year 2025 to $857,640. Over the same period, our net loss decreased by $2,204,007 during fiscal 2023 (from a net loss in fiscal year 2022 of $1,632,384 to a net income in fiscal year 2023 of $571,623), increased by $4,358,220 during fiscal year 2024 (from a net income in fiscal 2023 of $571,623 to a net loss in fiscal 2024 of $3,786,597), and decreased by $5,052,150 during fiscal 2025 (from a net loss in fiscal year 2024 of $3,786,597 to a net income in fiscal year 2025 of $1,265,553).

Total Shareholder Return Amount	$ 100.35	93.01	71.33
Net Income (Loss)	$ 1,265,553	(3,786,597)	571,623
PEO Name	Roy W. Olivier
Equity Awards Adjustments, Footnote
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock awards” and “Option awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$0	$(219,171)	$0	$57,564	$(161,607)
2024	$0	$(291,397)	$0	$9,659	$(281,738)
2023	$857,000	$(79,833)	$0	$0	$777,167

(a)  The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2025	$212,500	$(100,577)	$273,020	$9,971	$394,914
2024	$44,480	$(152,960)	$14,600	$12,377	$(81,503)
2023	$268,063	$(109,227)	$0	$6,182	$165,018

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	(857,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,607)	(281,738)	777,167
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	857,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(219,171)	(291,397)	(79,833)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,564	9,659	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(388,620)	(55,600)	(268,063)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,914	(81,503)	165,018
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,500	44,480	268,063
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,577)	(152,960)	(109,227)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,020	14,600	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,971	$ 12,377	$ 6,182